Income taxes - Principal components of the deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Inventories	¥ 3,006		¥ 7,654
Allowance for doubtful accounts	2,089		2,049
Intangible assets	218,328		268,381
Property and equipment | $		$ 1,093		$ 0
Contract cost assets | $		$ 6,966		$ 0
Accrued product warranties	19,883		23,037
Accrued salaries and benefits	2,360		10,961
Accrued expenses and other liabilities	20,340		14,494
Unrealized investment loss of equity method investments	0		7,326
Donation	302		503
Government grants	12,198		0
Operating lease liabilities	26,634		22,781
Net operating loss carryforwards	303,198		201,812
Total deferred tax assets	616,397		558,998
Less: valuation allowance	(582,644)		(537,172)		¥ (550,520)	¥ (362,371)
Deferred tax assets, net of valuation allowance	33,753		21,826
Deferred tax liabilities:
Operating lease right-of-use assets	(23,904)		(21,826)
Property and equipment	(1,580)		0
Unrealized investment gain of equity method investments	(8,151)		0
Total deferred tax liabilities	(33,635)		(21,826)
Net deferred tax assets	¥ 118		¥ 0